Management Fees, Selling Commissions, Platform Fees And Profit Share (Tables)	12 Months Ended
Dec. 31, 2020
Management Fees, Selling Commissions, Platform Fees And Profit Share [Abstract]
Schedule of selling commissions and platform fees

For the years ended December 31, 2020 and 2019, there were no Platform Fees. Selling Commissions were as follows:

	Selling Commissions
	2020	2019

Series A Units	$2,604,190	$3,054,665
Series D Units	103,759	29,305
	$2,707,949	$3,083,970